Parent Company Financial Data	12 Months Ended
Dec. 31, 2011
Parent Company Financial Data [Abstract]
Parent Company Financial Data

12. Parent Company Financial Data

Condensed financial information of First Century Bankshares, Inc. (parent company only) is presented below:

STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
Assets:	(Dollars in Thousands)
Cash	$487	$183
Investment in subsidiary at equity	39,605	39,096
Other assets	640	1,175
TOTAL ASSETS	$40,732	$40,454
Liabilities:
Other liabilities	$8	$483
TOTAL LIABILITIES	8	483
Stockholders' Equity:
Common stock–$1.25 par value; 10,000,000 shares authorized and 2,000,000 shares issued at December 31, 2011 and 2010; and 1,903,120 shares outstanding at December 31, 2011, and 2010	2,500	2,500
Paid-in capital	757	757
Retained earnings	39,747	38,994
Treasury stock, at cost; 96,880 shares at December 31, 2011 and 2010	(2,280)	(2,280)
TOTAL STOCKHOLDERS' EQUITY	40,724	39,971
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,732	$40,454

STATEMENTS OF INCOME
	Years Ended December 31,
	2011	2010
	(Dollars in Thousands)
Income:
Dividends from subsidiary bank	$700	$1,220
Interest income	7	—
TOTAL INCOME	707	1,220
Expenses:
Other	160	150
TOTAL EXPENSES	160	150
Applicable income taxes (benefits)	(55)	(57)
Income before equity in undistributed net income of subsidiaries	602	1,127
Equity in undistributed net income of subsidiary	1,614	1,014
NET INCOME	$2,216	$2,141

STATEMENT OF CASH FLOWS

	Years Ended December 31,
	2011	2010
Cash flows from operating activities	(Dollars in Thousands)
Net income	$2,216	$2,141
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(1,614)	(1,014)
Other adjustments, net	55	(49)
NET CASH PROVIDED BY OPERATING ACTIVITIES	657	1,078
Cash flows from investing activities
Cash received from dissolution of financial subsidiary	503	—
NET CASH PROVIDED BY INVESTING ACTIVITIES	503	—
Cash flows from financing activities
Cash dividends paid	(856)	(1,142)
NET CASH USED BY FINANCING ACTIVITIES	(856)	(1,142)
Net increase (decrease) in cash	304	(64)
Cash at January 1,	183	247
Cash at December 31,	$487	$183